Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Oct. 31, 2013 Terms sqft	Aug. 31, 2013	Apr. 30, 2013 Terms
Subsequent Event [Line Items]
Reverse stock split, ratio		0.25
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of additional renewal options	2		2
Term of new lease	11 years		3 years
Area of office space	129,000
Reverse stock split, ratio		0.25
Lease expire date	2014
Additional renewal terms	5 years
Tenant improvements amount	$ 7.2
Contractual base rent payments	$ 40.7
Subsequent Event [Member] | First lease [Member]
Subsequent Event [Line Items]
Area of office space			43,463
Subsequent Event [Member] | New Lease Two [Member]
Subsequent Event [Line Items]
Area of office space			22,237